Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Borrowings [Member]
Schedule of borrowings

As of December 31, 2019, the borrowings will be due according to the following schedule:

		Between 1 to	Between 2 to	Between 3 to	Between 4 to
	Within 1 year	2 years	3 years	4 years	5 years
	RMB	RMB	RMB	RMB	RMB

Principal amounts	10,888,194	1,918,274	240,538	23,200	23,200